Segments	6 Months Ended
Jun. 30, 2021
Segments [abstract]
Segments

2 Segments

As from 1 June 2021 Equinor’s operations are managed through the following operating segments (business areas): Exploration & Production Norway (EPN), Exploration & Production International (EPI), Exploration & Production USA (EPIUSA), Marketing, Midstream & Processing (MMP), Renewables (REN), Projects, Drilling and Procurement (PDP) and Technology, Digital & Innovation (TDI) and Corporate staff and functions.

The main change in the organisational corporate structure compared to previous periods is that the operating segment Development & Production Brazil is merged into the operating segment Exploration & Production International. In addition, the operating segment Exploration is divided and merged into Exploration & Production Norway, Exploration & Production International and Exploration & Production USA. Global Strategy & Business development is divided and merged into the functions for Chief Financial Officer and Safety, Security and Sustainability. The operating segment Technology, Projects & Drilling is split into Technology, Digital & Innovation and Projects, Drilling & Procurement. The new organisational corporate structure has not implied any changes in the reportable segments.

The reporting segments Exploration & Production Norway (E&P Norway), Exploration & Production International (E&P International), Exploration & Production USA (E&P USA), Marketing, Midstream & Processing (MMP) and Renewables (REN) consist of the business areas EPN, EPI, EPIUSA, MMP and REN respectively. The operating segments, PDP, TDI and corporate staffs and functions are aggregated into the reporting segment “Other” due to the immateriality of these operating segments. The majority of the costs within the operating segments PDP and TDI are allocated to the E&P Norway, E&P International, E&P USA, MMP and REN reporting segments.

The changes have no material effect on comparable figures.

As from the first quarter of 2021, Equinor changed its reporting as REN became a separate reporting segment. Previously the activities in REN were reported in the segment “Other”. The new reporting structure has been applied retrospectively with comparable figures reclassified. The change has its basis in the increased strategic importance of the renewable business for Equinor and that the information is regarded useful for the readers of the financial statements.

Inter-segment sales and related unrealised profits, mainly from the sale of crude oil and products, are eliminated in the Eliminations column below. Inter-segment revenues are based upon estimated market prices.

The reported measure of segment profit is net operating income/(loss). Deferred tax assets, pension assets and non-current financial assets are not allocated to the segments.

The measurement basis for segments is IFRS as applied by the group with the exception of IFRS 16 Leases and the line item Additions to PP&E, intangibles and equity accounted investments. All IFRS 16 leases are presented within the Other segment. The lease costs for the period are allocated to the different segments based on underlying lease payments, with a corresponding credit in the Other segment. Lease costs allocated to licence partners are recognised as other revenues in the Other segment. Additions to PP&E, intangible assets and equity accounted investments in the E&P and MMP segments include the period’s allocated lease costs related to activity being capitalised with a corresponding negative addition in the Other segment. The line item Additions to PP&E, intangibles and equity accounted investments excludes movements related to changes in asset retirement obligations.

Second quarter 2021	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	42	287	101	16,892	7	117	0	17,446
Revenues inter-segment	6,167	1,170	867	82	0	1	(8,287)	0
Net income/(loss) from equity accounted investments	0	19	0	7	(6)	(4)	0	16

Total revenues and other income	6,210	1,475	968	16,981	2	114	(8,287)	17,462

Purchases [net of inventory variation]	0	14	(0)	(15,448)	0	(0)	8,035	(7,399)
Operating, selling, general and administrative expenses	(828)	(439)	(287)	(1,097)	(32)	57	298	(2,329)
Depreciation, amortisation and net impairment losses	(908)	(228)	(438)	(284)	(1)	(252)	0	(2,111)
Exploration expenses	(55)	(231)	(39)	0	0	0	0	(326)

Total operating expenses	(1,792)	(884)	(764)	(16,829)	(33)	(195)	8,333	(12,164)

Net operating income/(loss)	4,418	591	204	152	(31)	(82)	46	5,298

Additions to PP&E, intangibles and equity accounted investments	1,368	429	180	59	156	52	0	2,243

First quarter 2021	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	28	221	121	15,697	1,382	111	0	17,559
Revenues inter-segment	5,755	805	872	84	0	1	(7,517)	0
Net income/(loss) from equity accounted investments	0	23	0	8	(1)	0	0	30

Total revenues and other income	5,783	1,049	993	15,789	1,381	111	(7,517)	17,589

Purchases [net of inventory variation]	0	(29)	(0)	(14,176)	0	(0)	7,040	(7,166)
Operating, selling, general and administrative expenses	(794)	(252)	(335)	(1,069)	(40)	54	277	(2,160)
Depreciation, amortisation and net impairment losses	(1,570)	(400)	(436)	(152)	(0)	(240)	0	(2,797)
Exploration expenses	(70)	(107)	(70)	0	0	0	0	(247)

Total operating expenses	(2,433)	(788)	(841)	(15,397)	(40)	(187)	7,317	(12,369)

Net operating income/(loss)	3,350	261	152	392	1,341	(76)	(200)	5,220

Additions to PP&E, intangibles and equity accounted investments	1,308	396	157	38	128	(13)	(0)	2,014

Second quarter 2020	E&P Norway	E&P International	E&P USA	MMP	REN1)	Other1)	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	10	52	67	7,392	(0)	50	0	7,570
Revenues inter-segment	1,649	515	408	88	0	1	(2,661)	0
Net income/(loss) from equity accounted investments	0	(11)	0	7	38	0	0	33

Total revenues and other income	1,659	555	475	7,486	38	50	(2,661)	7,603

Purchases [net of inventory variation]	0	(26)	0	(5,127)	0	(0)	2,403	(2,750)
Operating, selling, general and administrative expenses	(706)	(281)	(293)	(1,423)	(38)	163	166	(2,411)
Depreciation, amortisation and net impairment losses	(992)	(509)	(475)	(326)	(0)	(220)	0	(2,522)
Exploration expenses	(65)	(288)	(40)	0	0	0	0	(393)

Total operating expenses	(1,762)	(1,103)	(808)	(6,877)	(38)	(56)	2,569	(8,075)

Net operating income/(loss)	(104)	(548)	(332)	610	(0)	(6)	(92)	(472)

Additions to PP&E, intangibles and equity accounted investments	1,118	484	268	51	4	382	(0)	2,307

1) Reclassified

First half 2021	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	70	508	222	32,589	1,389	227	0	35,005
Revenues inter-segment	11,923	1,975	1,739	166	0	2	(15,804)	0
Net income/(loss) from equity accounted investments	0	42	0	15	(6)	(4)	0	47

Total revenues and other income	11,992	2,525	1,961	32,770	1,383	225	(15,804)	35,052

Purchases [net of inventory variation]	0	(15)	(0)	(29,625)	0	(1)	15,076	(14,565)
Operating, selling, general and administrative expenses	(1,622)	(691)	(622)	(2,166)	(72)	110	574	(4,489)
Depreciation, amortisation and net impairment losses	(2,478)	(627)	(873)	(436)	(1)	(492)	0	(4,908)
Exploration expenses	(125)	(338)	(109)	0	0	0	0	(572)

Total operating expenses	(4,225)	(1,672)	(1,605)	(32,226)	(73)	(383)	15,650	(24,534)

Net operating income/(loss)	7,767	853	356	544	1,310	(157)	(154)	10,518

Additions to PP&E, intangibles and equity accounted investments	2,676	825	337	97	284	38	0	4,257

Balance sheet information
Equity accounted investments	3	1,181	0	96	1,067	32	(0)	2,377
Non-current segment assets	35,530	17,481	11,811	3,572	141	3,668	0	72,202
Non-current assets not allocated to segments								13,303

Total non-current assets								87,882

First half 2020	E&P Norway	E&P International	E&P USA	MMP	REN1)	Other1)	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	17	218	208	22,087	0	99	0	22,629
Revenues inter-segment	5,179	1,680	1,152	184	0	1	(8,197)	0
Net income/(loss) from equity accounted investments	0	5	0	18	82	0	0	104

Total revenues and other income	5,196	1,903	1,360	22,289	82	100	(8,197)	22,733

Purchases [net of inventory variation]	0	(68)	0	(18,627)	0	(0)	8,549	(10,146)
Operating, selling, general and administrative expenses	(1,341)	(779)	(664)	(2,767)	(71)	255	353	(5,014)
Depreciation, amortisation and net impairment losses	(2,833)	(1,380)	(1,711)	(607)	(0)	(429)	0	(6,959)
Exploration expenses	(160)	(536)	(332)	0	0	0	0	(1,028)

Total operating expenses	(4,333)	(2,763)	(2,707)	(22,001)	(72)	(174)	8,902	(23,147)

Net operating income/(loss)	863	(860)	(1,347)	288	11	(74)	705	(414)

Additions to PP&E, intangibles and equity accounted investments	2,407	1,225	694	107	5	484	(0)	4,922

Balance sheet information
Equity accounted investments	2	563	0	87	925	20	0	1,599
Non-current segment assets	30,547	19,715	15,557	4,350	189	3,901	0	74,259
Non-current assets not allocated to segments								10,853

Total non-current assets								86,711

1) Reclassified

In the second quarter of 2021 Equinor recognised net impairment reversals of USD 276 million of which USD 113 million was impairments of acquisition cost and signature bonuses classified as exploration expenses. The line item Exploration expenses in the Consolidated statement of income also includes impairment of capitalised exploration well cost. For information regarding impairment of capitalised exploration cost, see note 6 Property, plant and equipment and intangible assets.

In the E&P International segment the net impairment reversal was USD 93 million. Impairments of USD 95 million related to exploration licenses in South America and were classified as exploration expenses. Net impairment reversal of other assets of USD 188 million were mainly related to an asset in the Europe and Asia area caused by positive change in the short-term price assumptions and a North America offshore asset valued at fair value less cost to sell following the reclassification to held for sale.

In the E&P Norway segment the net impairment reversal was USD 396 million mainly related to an offshore asset caused by a positive change in the short-term price assumptions.

In the MMP segment the impairments were USD 185 million mainly related to a refinery valued at fair value less cost to sell following the reclassification to held for sale.

In addition, in the segments Other and E&P USA total impairments of USD 29 million have been recognized.

For information on group impairment losses and reversals, see note 6 Property, plant and equipment and intangible assets.

For information regarding acquisition and disposal of interests, see note 3 Acquisitions and disposals.

See also note 8 Impact of the Covid-19 pandemic.

Revenues from contracts with customers by geographical areas

When attributing the line item Revenues third party, other revenues and other income to the country of the legal entity executing the sale for the second quarter of 2021, Norway constitutes 76% and USA constitutes 16% of such revenues. For the second quarter of 2020, Norway and USA constituted 79% and 16% of such revenues, respectively.

For the first half of 2021, Norway constitutes 78% and the US constitutes 16% of such revenues. For the first half of 2020, Norway and the US constituted 80% and 15% of such revenues respectively

Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2021	2021	2020	2020

Norway	41,342	40,261	42,192	36,383
USA	12,667	12,867	13,172	16,524
Brazil	8,339	8,226	8,203	8,796
UK	4,222	4,256	4,398	4,913
Azerbaijan	1,674	1,670	1,683	1,696
Canada	1,478	1,445	1,527	1,435
Russia	1,012	974	973	427
Angola	914	897	725	1,331
Algeria	772	794	808	866
Denmark	568	918	953	887
Other countries	1,592	1,378	1,447	2,601

Total non-current assets1)	74,579	73,686	76,082	75,858

1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers and other revenues
Quarters				First half		Full year
Q2 2021	Q1 2021	Q2 2020	(in USD million)	2021	2020	2020

9,060	8,714	4,018	Crude oil	17,774	11,858	24,509

3,443	3,298	1,188	Natural gas	6,741	3,358	7,213
2,908	2,661	923	- European gas	5,569	2,691	5,839
319	422	196	- North American gas	741	486	1,010
215	216	68	- Other incl. Liquefied natural gas	431	181	363

2,682	2,373	1,258	Refined products	5,055	3,287	6,534
1,672	1,910	839	Natural gas liquids	3,582	2,288	5,069
205	256	286	Transportation	461	615	1,083
341	112	88	Other sales	454	225	681

17,402	16,664	7,677	Revenues from contracts with customers	34,067	21,631	45,088

80	78	(9)	Taxes paid in-kind	158	38	93
294	(159)	152	Physically settled commodity derivatives	135	251	209
(471)	(523)	(318)	Gain/(loss) on commodity derivatives	(994)	594	108
74	69	61	Other revenues	143	113	256
(23)	(536)	(114)	Total other revenues	(558)	996	665

17,380	16,129	7,563	Revenues	33,508	22,627	45,753